Assets Measured at Fair Value on Nonrecurring Basis (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on impairment of intangible assets	2,613
Computer software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on impairment of intangible assets	2,613
Carrying (Reported) Amount, Fair Value Disclosure | Computer software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	2,613
Loss on impairment of intangible assets	2,613
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on impairment of intangible assets	2,613
Total assets measured at fair value on nonrecurring basis	2,613
Fair Value, Measurements, Nonrecurring | Carrying (Reported) Amount, Fair Value Disclosure | Computer software
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	2,613